Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment schemes	The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2025	2024	2023
	£m	£m	£m
Share Value Plan and Deferred Share Value Plan	315	287	254
Others	177	133	144
Total equity settled	492	420	398
Cash settled	13	9	3
Total Share-based payments	505	429	401

Disclosure of share option and award plans	The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life, and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2025				2024

	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
SVP and DSVP[1,2]	2.87	3.09	1	381,279	1.52	1.74	1	441,713
Others[1,3]	1.49-3.57	3.03-4.01	0-2	35,395	0.81-2.1	1.72-2.13	0-2	43,901

Disclosure of movements in options and awards	The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP and DSVP[1,2]		Others[1,3]

	Number (000s)		Number (000s)		Weighted average exercise price (£)
	2025	2024	2025	2024	2025	2024
Outstanding at beginning of year/acquisition date	441,713	435,820	43,901	51,363	1.17	1.05
Transfers within the year[4]	(1,095)	(2,528)	391	1,780
Granted in the year	129,006	202,420	53,384	84,383	3.01	1.79
Exercised/released in the year	(169,166)	(171,810)	(60,633)	(90,721)	0.99	0.95
Less: forfeited in the year	(19,179)	(22,189)	(1,461)	(2,611)	1.36	1.20
Less: expired in the year	—	—	(187)	(293)	1.18	1.25
Outstanding at end of year	381,279	441,713	35,395	43,901	1.52	1.17
Of which exercisable:	—	—	8,013	4,956	0.94	1.23
Notes:
1  Options/award granted over Barclays PLC shares.
2  Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
3 The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was
4,323,541 (2024: 828,340)). The weighted average exercise price relates to Sharesave.
4  Awards of employees transferred between the Barclays Bank Group and the rest of the Barclays PLC Group.